Periods Available to Reduce Future Taxable Income (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Within one year	¥ 1,211
After one year through five years	31,393
After five years through ten years	60,913
After ten years through twenty years	63,783
Indefinite period	37,272
Total	¥ 194,572